SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment: [  ]; Amendment Number: ____________

         This Amendment (Check only one):    [  ]    is a restatement.
                                             [  ]    adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      Randolph Company, Inc.
Address:   4200 Malsbary Road
           Cincinnati, Ohio 45242

Form 13F File Number: ____ _________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Carter F. Randolph, PhD
Title:     Chief Compliance Officer
Phone:     (513) 891-7144

Signature, Place, and Date of Signing:


/s/ Carter F. Randolph,   Cincinnati Ohio,        August 9, 2012
Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                        -------------


Form 13F Information Table Entry Total:           46
                                        -------------

Form 13F Information Table Value Totals     $ 386,086
                                        ------------
                                         (thousands)

List of Other Included Managers:    N/A

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this report is filed (other than the one filing this report).
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FORM 13F INFORMATION TABLE
				MARKET
	TITLE OF		Market	VALUE	SHRS or	SH/	PUT/	INVSTMT 	OTHER 	  VOTING AUTHORITY
NAME OF ISSUER	 CLASS	CUSIP	Value	(X $1,000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	Sole	Shared	None
3M CO COM	COM	88579Y101	268566	269	3400	SH		SOLE		0	0	3400
ADOBE SYSTEMS INC COM	COM	00724F101	211440	211	8000	SH		SOLE		0	0	8000
APACHE CORP COM	COM	037411105	517769	518	6150	SH		SOLE		0	0	6150
BARRICK GOLD CORP COM	COM	067901108	5026887	5027	110700	SH		SOLE		0	0	110700
BRISTOL-MYERS SQUIBB CM	COM	110122108	9296385	9296	372750	SH		SOLE		0	0	372750
CHEVRON CORP COM	COM	166764100	8040731	8041	118490	SH		SOLE		0	0	118490
CHUBB CORP COM	COM	171232101	8691738	8692	173800	SH		SOLE		0	0	173800
CIMAREX ENERGY CO COM	COM	171798101	712221	712	9950	SH		SOLE		0	0	9950
CINCINNATI FINANCIAL CORP COM	COM	172062101	327747	328	12669	SH		SOLE		0	0	12669
CISCO SYSTEMS INC COM	COM	17275R102	372925	373	17500	SH		SOLE		0	0	17500
CONOCOPHILLIPS CORP COM	COM	20825C104	8807728	8808	179420	SH		SOLE		0	0	179420
ELI LILLY & CO COM	COM	532457108	201000	201	6000	SH		SOLE		0	0	6000
FIRST FINANCIAL BANCORP (OH) COM	COM	320209109	2885634	2886	193019	SH		SOLE		0	0	193019
GENERAL MILLS INC COM	COM	370334104	9080901	9081	255656	SH		SOLE		0	0	255656
HEINZ H J CO COM	COM	423074103	223015	223	5160	SH		SOLE		0	0	5160
HEWLETT PACKARD CO COM	COM	428236103	7431176	7431	171700	SH		SOLE		0	0	171700
HONEYWELL INTERNATIONAL INC COM	COM	438516106	8403159	8403	215300	SH		SOLE		0	0	215300
HUNTINGTON BANCSHARES INC COM	COM	446150401	2435115	2435	2423	SH		SOLE		0	0	2423
INTEL CORP COM	COM	458140100	8404228	8404	432094	SH		SOLE		0	0	432094
ISHARES MSCI EMERGING MKTS	ETF	464287234	3003700	3004	80485	SH		SOLE		0	0	80485
JOHNSON & JOHNSON COM	COM	478160104	5427614	5428	91900	SH		SOLE		0	0	91900
KIMBERLY CLARK CORP COM	COM	494368103	491103	491	8100	SH		SOLE		0	0	8100
LIFE PARTNERS HOLDINGS INC COM	COM	53215T106	642812	643	31418	SH		SOLE		0	0	31418
MARKET VECTORS VIETNAM ETF	ETF	57060U761	815039	815	32680	SH		SOLE		0	0	32680
MEDTRONIC INC COM	COM	585055106	290160	290	8000	SH		SOLE		0	0	8000
MERCK & CO INC. COM	COM	58933Y105	9376401	9376	268127	SH		SOLE		0	0	268127
MERIDIAN BIOSCIENCE INC COM	COM	589584101	2186200	2186	128600	SH		SOLE		0	0	128600
NATIONAL GRID PLC SPON ADR	ADR	636274300	3775075	3775	102500	SH		SOLE		0	0	102500
NORFOLK SOUTHERN CORP COM	COM	655844108	9185289	9185	173144	SH		SOLE		0	0	173144
OILSANDS QUEST INC COM	COM	678046103	6100	6	10000	SH		SOLE		0	0	10000
ONEOK INC CM (NEW)	COM	682680103	1712700	1713	39600	SH		SOLE		0	0	39600
ORACLE CORP COM	COM	68389X105	8090420	8090	377000	SH		SOLE		0	0	377000
PEPSICO INC COM	COM	713448108	3614335	3614	59300	SH		SOLE		0	0	59300
PFIZER INC COM	COM	717081103	1795334	1795	125900	SH		SOLE		0	0	125900
PNC FINL CORP COM	COM	693475105	3933191	3929	69614	SH		SOLE		0	0	69614
POWERSHARES DB AGRICULTURE FUND	ETF	73936B408	3967946	3960	165400	SH		SOLE		0	0	165400
POWERSHARES DB COMM IND FD ETF	ETF	73935S105	7535480	7513	349350	SH		SOLE		0	0	349350
PROCTER GAMBLE CO COM	COM	742718109	200403137	199605	3341166	SH		SOLE		0	0	3341166
QUALCOMM INC COM	COM	747525103	3155924	3140	96100	SH		SOLE		0	0	96100
RPM INTERNATIONAL INC COM	COM	749685103	512008	509	28700	SH		SOLE		0	0	28700
SMUCKER J M CO COM	COM	832696405	3626448	3601	60220	SH		SOLE		0	0	60220
SYNGENTA AG SPONSORED ADR ADR	ADR	87160A100	6609278	6557	144150	SH		SOLE		0	0	144150
TD AMERITRADE HOLDING CORP COM	COM	87236Y108	792540	785	51800	SH		SOLE		0	0	51800
TIME WARNER INC COM	COM	887317303	8702719	8617	301028	SH		SOLE		0	0	301028
TORONTO DOMINION BK ONT COM NEW	COM	891160509	8464264	8372	130400	SH		SOLE		0	0	130400
VERIZON COMMUNICATIONS COM	COM	92343V104	7839996	7747	279800	SH		SOLE		0	0	279800




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